Offerings	Feb. 25, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Shares
Fee Rate
Offering Note
(1)	An indeterminate number of common shares, preferred shares and subscription rights to purchase common shares are being registered as may from time to time be offered, on an immediate, continuous or delayed basis, at indeterminate prices.
(2)	In accordance with Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, the Registrant is deferring payment of all of the registration fees and will pay any registration fees subsequently in advance or on a pay-as-you-go basis.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Rights to purchase Common Shares(3)
Fee Rate
Amount of Registration Fee	$ 0
Offering Note	No separate consideration will be received by the Registrant. Any shares issued pursuant to an offering of rights to purchase common shares, including any shares issued pursuant to an over-subscription privilege or a secondary over subscription privilege, will be shares registered under this Registration Statement.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Shares
Fee Rate
Offering Note	See Offering Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Unallocated (Universal) Shelf
Fee Rate
Offering Note	See Offering Note 1.